UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034
                                   ---------

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 04/30
                         -----

Date of reporting period: 10/31/04
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.
                                                                OCTOBER 31, 2004

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                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                                                          SECTOR

                              FRANKLIN REAL ESTATE
                                 SECURITIES FUND

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. see inside for details.

[GRAPHIC OMITTED]

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments
GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the semiannual report

                               Contents

SHAREHOLDER LETTER ............................   1
SEMIANNUAL REPORT
Franklin Real Estate Securities Fund ..........   3
Performance Summary ...........................   7
Your Fund's Expenses ..........................  10
Financial Highlights and
Statement of Investments ......................  12
Financial Statements ..........................  19
Notes to Financial Statements .................  23
Shareholder Information .......................  33

Shareholder Letter

Dear Shareholder:

Solid domestic economic growth, higher corporate earnings and greater business spending became more evident during the six months ended October 31, 2004. Although these factors were favorable for financial markets, record high oil prices and an uncertain presidential election appeared to dampen the markets. The Dow Jones Industrial Average returned -0.92% and the Standard & Poor's 500 Composite Index (S&P 500) returned 2.96% for the period under review. 1 Although volatile, most bond markets had solid returns. In response to the strong economy and nascent inflationary pressures, the Federal Reserve Board made quarter percentage point hikes to the federal funds target rate in June, August and September 2004, raising the rate to 1.75%. We found encouraging signs in economic indicators and continue to hold a positive long-term outlook for financial markets.

Although future economic and market developments are impossible to predict, as an investor, you can follow certain basic principles in planning for future needs. First, investing for the long term is important so that you can better

1. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

--------------------------------------------------------------------------------

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Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
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                                           Not part of the semiannual report | 1

[SIDEBAR]
--------------------------------------------------------------------------------
  STATEMENT ON CURRENT
  INDUSTRY ISSUES
--------------------------------------------------------------------------------
  In our efforts to fulfill our ongoing commitment to provide you with timely and accurate information, we have prepared a statement on current industry issues as they pertain to Franklin Resources, Inc., and our subsidiary companies (Franklin Templeton Investments). You can find the most updated "Statement on Current Industry Issues" and a detailed Q&A at franklintempleton.com, or call us at 1-800/632-2301.
--------------------------------------------------------------------------------

weather short-term market ups and downs. Second, by choosing a mutual fund that comprises a range of holdings, you can use diversification to help manage investment risk. Third, it may make sense to follow a regular investment plan, also called dollar-cost averaging. By investing a certain amount of money monthly or quarterly, you can take advantage of market dips without worrying about when they will occur. Your money buys more shares when the price is low and fewer when the price is high, which can mean a lower average cost per share over time. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before committing to such a strategy. Dollar-cost averaging does not guarantee a profit or eliminate risk, and it will not protect you from a loss if you sell shares at a market low. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

In the enclosed semiannual report for Franklin Real Estate Securities Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/S/Rupert H. Johnson, Jr.
-------------------------

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Real Estate Securities Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF OCTOBER 31, 2004. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.

2 | Not part of the semiannual report

Semiannual Report

Franklin Real Estate Securities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in equity securities of companies in the real estate industry, including equity real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate. 1

[SIDEBAR]
--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Real Estate Securities Fund's semiannual report for the period ended October 31, 2004.

PERFORMANCE OVERVIEW

Franklin Real Estate Securities Fund - Class A posted a +26.01% cumulative total return for the six months under review. The Fund's performance was comparable to that of its narrow benchmark, the Dow Jones Wilshire Real Estate Securities Index, which returned 26.36%. The Fund outperformed its broad benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which returned 2.96% for the same period. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the six months ended October 31, 2004, the economy moved ahead with annualized gross domestic product (GDP) gaining 3.3% and 3.9% in the second and third quarters. Although below expectations, the quarter-to-quarter growth was considered fairly strong amid mixed conditions. While fluctuating

1. Equity REITs are real estate companies that own and manage income-producing properties such as apartments or hotels. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management teams and generally concentrate on a specific geographic region and property type.

2. Source: Standard & Poor's Micropal. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.

                                                           Semiannual Report | 3
consumer confidence was more subdued than in recent years, consumer spending supported strong auto sales and increased durable goods consumption. Similarly, business spending rose even as business confidence weakened after peaking in the summer. With improving balance sheets and stronger cash flows, many companies entered an upgrade cycle and invested in new technologies, driving equipment spending up 14.9% in 2004's third quarter. 3

Job creation was strong in October 2004 and the unemployment rate was 5.5%, while initial jobless claims rose and continuing claims fell. 4 More than one-half of the jobs lost during the recession have been recovered; however, most were part-time or temporary. Given concerns over rising benefits costs and soft economic recovery, many companies turned to temporary employment or opted for continued hiring freezes.

The U.S. dollar weakened and by October it had fallen to an eight-month low against the euro and a six-month low against the yen. The widening trade deficit and possibility for higher import prices amplified inflationary pressures. Energy prices, especially for crude oil, hit record high levels. Aiming to keep inflation low, the Federal Reserve Board (Fed) raised the federal funds target rate in June, August and September, from 1.0% to 1.75%. The Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets fluctuated with dramatic losses and gains during the reporting period. For example, the Dow Jones Industrial Average fell to an 11-month low of 9,750 on October 25, followed by two days of 100-point-plus gains, largely because of a drop in oil prices. 5 Disappointing earnings from a number of blue chip companies applied downward pressure, but initial public offering (IPO) activity was strong. Investor sentiment improved late in the period despite the mixed signals. The S&P 500 rose 2.96% for the six months under review, while the technology-heavy NASDAQ Composite Index increased 3.12%. 6

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 10/31/04

REITs                                                   84.8%
Real Estate Development                                  6.4%
Homebuilding                                             3.8%
Finance, Rental & Leasing                                1.7%
Financial Conglomerates                                  0.7%
Hotels, Resorts & Cruiselines                            0.6%
Savings Banks                                            0.1%
Short-Term Investments & Other Net Assets                1.9%

3. Source: Bureau of Economic Analysis.
4. Source: Bureau of Labor Statistics.
5. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.
6. Source: Standard & Poor's Micropal. See footnote 2 for a description of the S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

4 | Semiannual Report

Real estate securities generally performed very well during the six months under review. It should be noted, however, that this sector suffered a significant selloff in April 2004 and part of the gains during the reporting period were simply recapturing what had been lost previously. Real estate continued to experience slow improvement in operating fundamentals as businesses sought to expand their operations, and residential markets remained strong. Institutional and individual investors put capital in real estate markets during the period to try to participate in the investment income potential and attractive total returns this asset class has provided historically. There has been much debate recently, but no clear conclusions, as to how rising interest rates may affect real estate stocks.

INVESTMENT STRATEGY

We use a fundamental, value-oriented, long-term approach, focusing primarily on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow growth potential. In addition, we analyze supply and demand trends and outlooks for various property types and regional markets while evaluating company management and a security's underlying properties.

MANAGER'S DISCUSSION

During the six months under review, companies that own regional malls generally had the largest positive impact on Fund performance. Rouse, the Fund's largest holding at period-end, announced in August that it was being acquired at a 33% premium to its stock price. We try to assess a company's value to a strategic buyer prior to making an investment, and thus we were pleased with the Rouse deal. Macerich, which also owns regional malls, performed well as the Rouse transaction highlighted the value in this real estate category. Contributing to the Fund's performance relative to the Dow Jones Wilshire Real Estate Securities Index was our lack of exposure to Equity Office Properties, which underperformed the index during the period.

Detractors from relative performance included Forest City Enterprises and PS Business Parks. Although the stocks delivered positive results during the

TOP 10 HOLDINGS
10/31/04
-------------------------------------------------------------------
  COMPANY                                              % OF TOTAL
  SECTOR/INDUSTRY                                      NET ASSETS
-------------------------------------------------------------------
  The Rouse Co.                                              5.1%
   REITS
-------------------------------------------------------------------
  Simon Property Group Inc., ord. & cvt. pfd.                5.0%
   REITS
-------------------------------------------------------------------
  The Macerich Co.                                           4.4%
   REITS
-------------------------------------------------------------------
  Vornado Realty Trust                                       3.8%
   REITS
-------------------------------------------------------------------
  General Growth Properties, ord. & rts.                     3.7%
   REITS
-------------------------------------------------------------------
  Equity Residential                                         3.6%
   REITS
-------------------------------------------------------------------
  Boston Properties Inc.                                     3.3%
   REITS
-------------------------------------------------------------------
  iStar Financial Inc.                                       3.1%
   REITS
-------------------------------------------------------------------
  ProLogis                                                   3.0%
   REITS
-------------------------------------------------------------------
  The St. Joe Co.                                            2.4%
   REAL ESTATE DEVELOPMENT
-------------------------------------------------------------------

                                                           Semiannual Report | 5
period, they did not keep pace with other stocks in the real estate sector, hindering the Fund's relative results. The Fund's short-term investments and other net assets also held back relative performance due to the strong overall returns of real estate stocks.

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]

/S/Alex W. Peters
-----------------

Alex W. Peters, CFA
Portfolio Manager
Franklin Real Estate Securities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

6 | Semiannual Report

Performance Summary as of 10/31/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE          10/31/04          4/30/04
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$5.02            $25.65           $20.63
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/04-10/31/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3020
----------------------------------------------------------------------------------------------------
  CLASS B                                                  CHANGE          10/31/04          4/30/04
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$4.99            $25.44           $20.45
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/04-10/31/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2011
----------------------------------------------------------------------------------------------------
  CLASS C                                                  CHANGE          10/31/04          4/30/04
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$4.98            $25.35           $20.37
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/04-10/31/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1944
----------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE          10/31/04          4/30/04
----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$5.04            $25.72           $20.68
----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (5/1/04-10/31/04)
----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3309
----------------------------------------------------------------------------------------------------

                                                           Semiannual Report | 7

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------------------------
  CLASS A                                        6-MONTH           1-YEAR           5-YEAR           10-YEAR
------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                      +26.01%          +30.12%         +142.24%          +275.99%
------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                  +18.76%          +22.62%          +17.95%           +13.48%
------------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                  $11,876          $12,262          $22,833           $35,422
------------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 4                              +19.07%          +16.26%           +12.56%
------------------------------------------------------------------------------------------------------------------
  CLASS B                                        6-MONTH           1-YEAR           5-YEAR      INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                      +25.52%          +29.13%         +133.40%          +115.80%
------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                  +21.52%          +25.13%          +18.27%           +14.00%
------------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                  $12,152          $12,513          $23,140           $21,480
------------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 4                              +21.35%          +16.58%           +13.27%
------------------------------------------------------------------------------------------------------------------
  CLASS C                                        6-MONTH           1-YEAR           5-YEAR      INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                      +25.54%          +29.16%         +133.39%          +235.32%
------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                  +24.54%          +28.16%          +18.47%           +13.58%
------------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                  $12,454          $12,816          $23,339           $33,532
------------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 4                              +24.37%          +16.78%           +13.12%
------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 5                                6-MONTH           1-YEAR           5-YEAR           10-YEAR
------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                      +26.20%          +30.43%         +145.34%          +290.42%
------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                  +26.20%          +30.43%          +19.66%           +14.59%
------------------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                  $12,620          $13,043          $24,534           $39,042
------------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 4                              +26.64%          +17.94%           +13.66%
------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

8 | Semiannual Report

ENDNOTES

INVESTING IN A NON-DIVERSIFIED FUND CONCENTRATING IN THE REAL ESTATE SECTOR INVOLVES SPECIAL RISKS SUCH AS DECLINES IN THE VALUE OF REAL ESTATE, AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND'S INVESTMENTS IN SMALL- AND MEDIUM-CAPITALIZATION STOCKS CARRY SPECIAL RISKS, SINCE THESE SECURITIES HAVE HISTORICALLY DISPLAYED MORE PRICE VOLATILITY THAN LARGER-CAPITALIZATION STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +137.09% and +11.65%.

                                                           Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period." IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT        ENDING ACCOUNT      EXPENSES PAID DURING
  CLASS A                                        VALUE 4/30/04         VALUE 10/31/04     PERIOD*4/30/04-10/31/04
------------------------------------------------------------------------------------------------------------------
  Actual                                           $1,000                 $1,187.60               $5.57
------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000                 $1,020.11               $5.14
------------------------------------------------------------------------------------------------------------------
  CLASS B
------------------------------------------------------------------------------------------------------------------
  Actual                                           $1,000                 $1,215.20               $9.83
------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000                 $1,016.33               $8.94
------------------------------------------------------------------------------------------------------------------
  CLASS C
------------------------------------------------------------------------------------------------------------------
  Actual                                           $1,000                 $1,245.40               $9.96
------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000                 $1,016.33               $8.94
------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------
  Actual                                           $1,000                 $1,262.00               $4.33
------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)         $1,000                 $1,021.37               $3.87
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 1.01%; B:
1.76%; C: 1.76%; and Advisor: 0.76%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                          Semiannual Report | 11

Franklin Real Estate Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN REAL ESTATE SECURITIES FUND

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     OCTOBER 31, 2004                   YEAR ENDED APRIL 30,
CLASS A                                                 (UNAUDITED)      2004         2003       2002        2001        2000
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $20.63     $16.97       $18.10     $16.26      $13.87      $15.18
                                                     -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................            .28        .55          .63        .66         .64         .67
 Net realized and unrealized gains (losses) .......           5.04       3.74        (1.11)      1.82        2.41       (1.23)
                                                     -------------------------------------------------------------------------
Total from investment operations ..................           5.32       4.29         (.48)      2.48        3.05        (.56)
                                                     -------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.30)      (.63)        (.65)      (.64)       (.66)       (.68)
 Net realized gains ...............................             --         --           --         --          --        (.07)
                                                     -------------------------------------------------------------------------
Total distributions ...............................           (.30)      (.63)        (.65)      (.64)       (.66)       (.75)
                                                     -------------------------------------------------------------------------
Redemption fees ...................................             -- c       --           --         --          --          --
                                                     -------------------------------------------------------------------------
Net asset value, end of period ....................          25.65     $20.63       $16.97     $18.10      $16.26      $13.87
                                                     =========================================================================

Total return b ....................................         26.01%     25.43%      (2.51)%     15.74%      22.39%     (2.77)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $621,838   $550,176     $423,363   $431,749    $356,296    $332,562
Ratios to average net assets:
 Expenses .........................................          1.01% d    1.01%         .98%       .96%       1.04%       1.02%
 Net investment income ............................          2.39% d    2.64%        3.76%      3.96%       4.16%       4.93%
Portfolio turnover rate ...........................         22.42%     27.34%       29.76%     37.26%      29.03%      25.44%

aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.001 per share.
dAnnualized.

12 | See notes to financial statements.  |  Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     OCTOBER 31, 2004                   YEAR ENDED APRIL 30,
CLASS B                                                 (UNAUDITED)      2004         2003       2002        2001        2000
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $20.45     $16.84       $17.99     $16.17      $13.81      $15.16
                                                     -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................            .19        .39          .50        .52         .48         .56
 Net realized and unrealized gains (losses) .......           5.00       3.72        (1.10)      1.82        2.45       (1.21)
                                                     -------------------------------------------------------------------------
Total from investment operations ..................           5.19       4.11         (.60)      2.34        2.93        (.65)
                                                     -------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.20)      (.50)        (.55)      (.52)       (.57)       (.63)
 Net realized gains ...............................             --         --           --         --          --        (.07)
                                                     -------------------------------------------------------------------------
Total distributions ...............................           (.20)      (.50)        (.55)      (.52)       (.57)       (.70)
                                                     -------------------------------------------------------------------------
Redemption fees ...................................             -- c       --           --         --          --          --
                                                     -------------------------------------------------------------------------
Net asset value, end of period ....................         $25.44     $20.45       $16.84     $17.99      $16.17      $13.81
                                                     =========================================================================

Total return b ....................................         25.52%     24.43%      (3.20)%     14.90%      21.51%     (3.43)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................        $70,075    $56,334      $40,703    $26,650     $12,264      $4,889
Ratios to average net assets:
 Expenses .........................................          1.76% d    1.76%        1.74%      1.71%       1.79%       1.77%
 Net investment income ............................          1.64% d    1.89%        3.00%      3.11%       3.11%       4.25%
Portfolio turnover rate ...........................         22.42%     27.34%       29.76%     37.26%      29.03%      25.44%

aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.001 per share.
dAnnualized.

                     Semiannual Report | See notes to financial statements. | 13

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     OCTOBER 31, 2004                   YEAR ENDED APRIL 30,
CLASS C                                                 (UNAUDITED)      2004         2003       2002        2001        2000
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $20.37     $16.78       $17.91     $16.08      $13.73      $14.97
                                                     -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................            .19        .39          .51        .53         .51         .55
 Net realized and unrealized gains (losses) .......           4.98       3.70        (1.10)      1.80        2.40       (1.18)
                                                     -------------------------------------------------------------------------
Total from investment operations ..................           5.17       4.09         (.59)      2.33        2.91        (.63)
                                                     -------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.19)      (.50)        (.54)      (.50)       (.56)       (.54)
 Net realized gains ...............................             --         --           --         --          --        (.07)
                                                     -------------------------------------------------------------------------
Total distributions ...............................           (.19)      (.50)        (.54)      (.50)       (.56)       (.61)
                                                     -------------------------------------------------------------------------
Redemption fees ...................................             -- c       --           --         --          --          --
                                                     -------------------------------------------------------------------------
Net asset value, end of period ....................         $25.35     $20.37       $16.78     $17.91      $16.08      $13.73
                                                     =========================================================================

Total return b ....................................         25.54%     24.50%      (3.27)%     14.92%      21.48%     (3.46)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $184,041   $149,656     $114,474   $120,394     $96,364     $77,635
Ratios to average net assets:
 Expenses .........................................          1.76% d    1.76%        1.70%      1.71%       1.78%       1.77%
 Net investment income ............................          1.64% d    1.89%        3.04%      3.23%       3.36%       4.08%
Portfolio turnover rate ...........................         22.42%     27.34%       29.76%     37.26%      29.03%      25.44%

aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.001 per share.
dAnnualized.

14 | See notes to financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     OCTOBER 31, 2004                   YEAR ENDED APRIL 30,
ADVISOR CLASS                                           (UNAUDITED)      2004         2003       2002        2001        2000
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $20.68     $17.02       $18.14     $16.30      $13.90      $15.21
                                                     -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................            .31        .58          .67        .66         .63         .73
 Net realized and unrealized gains (losses) .......           5.06       3.76        (1.10)      1.86        2.47       (1.25)
                                                     -------------------------------------------------------------------------
Total from investment operations ..................           5.37       4.34         (.43)      2.52        3.10        (.52)
                                                     -------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.33)      (.68)        (.69)      (.68)       (.70)       (.72)
 Net realized gains ...............................             --         --           --         --          --        (.07)
                                                     -------------------------------------------------------------------------
Total distributions ...............................           (.33)      (.68)        (.69)      (.68)       (.70)       (.79)
                                                     -------------------------------------------------------------------------
Redemption fees ...................................             -- c       --           --         --          --          --
                                                     -------------------------------------------------------------------------
Net asset value, end of period ....................         $25.72     $20.68       $17.02     $18.14      $16.30      $13.90
                                                     =========================================================================

Total return b ....................................         26.20%     25.68%      (2.27)%     16.06%      22.72%     (2.47)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................        $42,002    $41,101      $27,532    $25,879      $9,438      $3,915
Ratios to average net assets:
 Expenses .........................................           .76% d     .76%         .73%       .71%        .79%        .77%
 Net investment income ............................          2.64% d    2.89%        4.01%      3.96%       4.06%       5.27%
Portfolio turnover rate ...........................         22.42%     27.34%       29.76%     37.26%      29.03%      25.44%

aBased on average daily shares outstanding.
bTotal return is not annualized for periods less than one year.
cAmount is less than $0.001 per share.
dAnnualized.

                     Semiannual Report | See notes to financial statements. | 15

Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
      FRANKLIN REAL ESTATE SECURITIES FUND                                                   SHARES/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND RIGHTS 97.9%
      FINANCE/RENTAL/LEASING 1.7%
      Chartermac LP .......................................................................       688,100     $ 15,936,396
                                                                                                              -------------
      FINANCIAL CONGLOMERATES .7%
      Brascan Corp. .......................................................................       162,000        5,780,160
      Brascan Corp., A (Canada) ...........................................................        19,800          705,047
                                                                                                              -------------
                                                                                                                 6,485,207
                                                                                                              -------------
      HOMEBUILDING 3.8%
      KB Home .............................................................................       135,900       11,177,775
      Lennar Corp., A .....................................................................       324,500       14,596,010
    a Meritage Homes Corp. ................................................................       101,200        8,976,440
                                                                                                              -------------
                                                                                                                34,750,225
                                                                                                              -------------
      HOTEL/RESORTS/CRUISELINES .6%
    a La Quinta Corp. .....................................................................       729,200        5,870,060
                                                                                                              -------------
      REAL ESTATE DEVELOPMENT 6.4%
      Brookfield Properties Corp. (Canada) ................................................       315,840       10,729,085
      Forest City Enterprises Inc., A .....................................................       222,300       12,215,385
    a Killam Properties Inc. (Canada) .....................................................     2,604,700        4,276,134
      LNR Property Corp. ..................................................................       133,400        8,342,836
  a,b Northstar Capital Investment Corp., 144A ............................................       100,000        1,350,000
      The St. Joe Co. .....................................................................       433,700       22,075,330
                                                                                                              -------------
                                                                                                                58,988,770
                                                                                                              -------------
      REAL ESTATE INVESTMENT TRUSTS 84.6%
      American Financial Realty Trust .....................................................       131,800        1,937,460
      Amli Residential Properties Trust ...................................................       145,000        4,563,150
      Arden Realty Inc. ...................................................................       363,400       12,384,672
      Avalonbay Communities Inc. ..........................................................       234,400       15,346,168
      Bedford Property Investors Inc. .....................................................       305,220        8,775,075
      Boardwalk Real Estate Investment Trust (Canada) .....................................     1,331,500       19,072,406
      Boston Properties Inc. ..............................................................       500,150       29,868,958
      Brandywine Realty Trust .............................................................       322,900        9,499,718
      Capital Automotive ..................................................................       454,800       14,671,848
      Capital Trust Inc., A ...............................................................       298,900        8,748,803
      Catellus Development Corp. ..........................................................       622,980       17,966,743
      Corporate Office Properties Trust ...................................................       653,100       17,908,002
      Cousins Properties Inc. .............................................................       124,700        4,641,334
    a Criimi Mae Inc. .....................................................................        12,600          206,640
      CRT Properties Inc. .................................................................       411,700        9,123,272
      Developers Diversified Realty Corp. .................................................        58,200        2,432,760
    a Digital Realty Trust Inc. ...........................................................     1,264,500       15,174,000
      Entertainment Properties Trust ......................................................       321,800       12,839,820

16 | See notes to financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

---------------------------------------------------------------------------------------------------------------------------
      FRANKLIN REAL ESTATE SECURITIES FUND                                                   SHARES/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND RIGHTS (CONT.)
      REAL ESTATE INVESTMENT TRUSTS (CONT.)
      Equity Residential ..................................................................       997,000   $   33,249,950
      Essex Property Trust Inc. ...........................................................         6,000          470,760
      Eurocastle Investment Ltd. (United Kingdom) .........................................       200,000        4,069,150
      Extra Space Storage Inc. ............................................................     1,250,000       17,325,000
      First Potomac Realty Trust ..........................................................        68,800        1,391,136
      Friedman Billings Ramsey Group Inc., A ..............................................       252,700        4,331,278
      General Growth Properties Inc. ......................................................     1,024,290       33,791,327
    a General Growth Properties, rts., 11/09/04 ...........................................       102,429           77,846
      Glimcher Realty Trust ...............................................................       193,700        5,001,334
    a GMH Communities Trust ...............................................................     1,300,000       15,600,000
    a Homebanc Corp. ......................................................................     1,301,900       11,326,530
    a Host Marriott Corp. .................................................................     1,021,000       14,855,550
      iStar Financial Inc. ................................................................       681,600       28,231,872
      Kilroy Realty Corp. .................................................................       345,100       13,717,725
      Kimco Realty Corp. ..................................................................       148,400        8,095,220
      Kite Realty Group Trust .............................................................       850,000       11,220,000
      LaSalle Hotel Properties ............................................................       341,400        9,805,008
      Lexington Corporate Properties Trust ................................................       420,300        9,431,532
      Liberty Property Trust ..............................................................       466,600       18,920,630
      The Macerich Co. ....................................................................       668,400       39,936,900
      Manufactured Home Communities Inc. ..................................................       189,200        6,525,508
      Parkway Properties Inc. .............................................................       183,000        9,292,740
      ProLogis ............................................................................       710,900       27,710,882
  a,b Provident Senior Living Trust, 144A .................................................     1,073,000       16,095,000
      PS Business Parks Inc. ..............................................................       322,000       14,142,240
      Public Storage Inc. .................................................................       386,500       20,194,625
      Ramco-Gershenson Properties Trust ...................................................       343,500        9,274,500
      Regency Centers Corp. ...............................................................       285,700       13,959,302
      The Rouse Co. .......................................................................       707,400       47,183,580
      Simon Property Group Inc. ...........................................................       755,463       44,058,609
      SL Green Realty Corp. ...............................................................       250,300       13,721,446
      Tanger Factory Outlet Centers Inc. ..................................................       117,300        5,542,425
      Taubman Centers Inc. ................................................................       180,300        5,174,610
      Trizec Properties Inc. ..............................................................       731,000       11,659,450
    a U-Store-It Trust ....................................................................       648,000       10,828,080
      Vornado Realty Trust ................................................................       520,000       34,944,000
                                                                                                              -------------
                                                                                                               776,316,574
                                                                                                              -------------

                                                          Semiannual Report | 17

Franklin Real Estate Securities Trust

---------------------------------------------------------------------------------------------------------------------------
      FRANKLIN REAL ESTATE SECURITIES FUND                                                   SHARES/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS AND RIGHTS (CONT.)
      SAVINGS BANKS .1%
      Golden West Financial Corp. .........................................................         3,900     $    455,988
                                                                                                              -------------
      TOTAL COMMON STOCKS AND RIGHTS (COST $602,116,088) ..................................                    898,803,220
                                                                                                              -------------
      PREFERRED STOCK (COST $1,874,785) .2%
      REAL ESTATE INVESTMENT TRUSTS
    a Simon Property Group Inc., 6.00%, cvt., pfd. ........................................        35,010        1,903,494
                                                                                                              -------------
      TOTAL LONG TERM INVESTMENTS (COST $603,990,873) .....................................                    900,706,714
                                                                                                              -------------
      SHORT TERM INVESTMENTS (COST $38,055,643) 4.2%
      MONEY FUND
    c Franklin Institutional Fiduciary Trust Money Market Portfolio .......................    38,055,643       38,055,643
                                                                                                              -------------
      TOTAL INVESTMENTS (COST $642,046,516) 102.3% ........................................                    938,762,357
      OTHER ASSETS, LESS LIABILITIES (2.3)% ...............................................                    (20,805,641)
                                                                                                              -------------
      NET ASSETS 100.0% ...................................................................                   $917,956,716
                                                                                                              =============

aNon-income producing.
bSee Note 7 regarding restricted securities.
cSee Note 8 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

18 | Semiannual Report

Franklin Real Estate Securities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004 (unaudited)

                                                                                                              -------------
                                                                                                                FRANKLIN
                                                                                                               REAL ESTATE
                                                                                                               SECURITIES
                                                                                                                  FUND
                                                                                                              -------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ..............................................................................  $603,990,873
  Cost - Sweep Money Fund (Note 8) .........................................................................    38,055,643
                                                                                                              -------------
  Value - Unaffiliated issuers .............................................................................   900,706,714
  Value - Sweep Money Fund (Note 8) ........................................................................    38,055,643
 Receivables:
  Investment securities sold ...............................................................................     9,126,171
  Capital shares sold ......................................................................................     2,419,100
  Dividends and interest ...................................................................................     1,222,624
                                                                                                              -------------
      Total assets .........................................................................................   951,530,252
                                                                                                              -------------
Liabilities:
 Payables:
  Investment securities purchased ..........................................................................    30,774,000
  Capital shares redeemed ..................................................................................     1,581,238
  Affiliates ...............................................................................................     1,127,216
 Other liabilities .........................................................................................        91,082
                                                                                                              -------------
      Total liabilities ....................................................................................    33,573,536
                                                                                                              -------------
        Net assets, at value ...............................................................................  $917,956,716
                                                                                                              =============
Net assets consist of:
 Undistributed net investment income .......................................................................  $     65,121
 Net unrealized appreciation (depreciation) ................................................................   296,716,026
 Accumulated net realized gain (loss) ......................................................................    53,466,575
 Capital shares ............................................................................................   567,708,994
                                                                                                              =============
        Net assets, at value ...............................................................................  $917,956,716
                                                                                                              =============

                     Semiannual Report | See notes to financial statements. | 19

Franklin Real Estate Securities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

October 31, 2004 (unaudited)

                                                                                                              -------------
                                                                                                                FRANKLIN
                                                                                                               REAL ESTATE
                                                                                                               SECURITIES
                                                                                                                  FUND
                                                                                                              -------------
CLASS A:
Net assets, at value ......................................................................................   $621,838,374
                                                                                                              =============
Shares outstanding ........................................................................................     24,244,184
                                                                                                              =============
Net asset value per share a ...............................................................................         $25.65
                                                                                                              =============
Maximum offering price per share (net asset value per share / 94.25%) .....................................         $27.21
                                                                                                              =============
CLASS B:
Net assets, at value ......................................................................................   $ 70,075,374
                                                                                                              =============
Shares outstanding ........................................................................................      2,754,059
                                                                                                              =============
Net asset value and maximum offering price per share a ....................................................         $25.44
                                                                                                              =============
CLASS C:
Net assets, at value ......................................................................................   $184,040,734
                                                                                                              =============
Shares outstanding ........................................................................................      7,260,600
                                                                                                              =============
Net asset value and maximum offering price per share a ....................................................         $25.35
                                                                                                              =============
ADVISOR CLASS:
Net assets, at value ......................................................................................   $ 42,002,234
                                                                                                              =============
Shares outstanding ........................................................................................      1,633,184
                                                                                                              =============
Net asset value and maximum offering price per share b ....................................................         $25.72
                                                                                                              =============

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.
bRedemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

20 | See notes to financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

STATEMENT OF OPERATIONS

for the six months ended October 31, 2004 (unaudited)


                                                                                                              -------------
                                                                                                                FRANKLIN
                                                                                                               REAL ESTATE
                                                                                                               SECURITIES
                                                                                                                  FUND
                                                                                                              -------------
Investment income:
 Dividends:
  Unaffiliated issuers ....................................................................................   $ 14,231,629
  Sweep Money Fund (Note 8) ...............................................................................        154,810
                                                                                                              -------------
      Total investment income .............................................................................     14,386,439
                                                                                                              -------------
Expenses:
 Management fees (Note 3) .................................................................................      1,972,659
 Distribution fees (Note 3)
  Class A .................................................................................................        712,078
  Class B .................................................................................................        311,209
  Class C .................................................................................................        825,427
 Transfer agent fees (Note 3) .............................................................................      1,070,767
 Custodian fees (Note 4) ..................................................................................          7,649
 Reports to shareholders ..................................................................................         51,406
 Registration and filing fees .............................................................................         78,214
 Professional fees ........................................................................................         16,022
 Trustees' fees and expenses ..............................................................................          8,910
 Other ....................................................................................................         18,042
                                                                                                              -------------
      Total expenses ......................................................................................      5,072,383
      Expense reductions (Note 4) .........................................................................            (25)
                                                                                                              -------------
      Net expenses ........................................................................................      5,072,358
                                                                                                              -------------
        Net investment income .............................................................................      9,314,081
                                                                                                              -------------
Realized and unrealized gains (losses): Net realized gain (loss) from:
  Investments .............................................................................................     52,251,165
  Foreign currency transactions ...........................................................................        (45,459)
                                                                                                              -------------
      Net realized gain (loss) ............................................................................     52,205,706
Net change in unrealized appreciation
(depreciation) on:
  Investments .............................................................................................    130,915,301
  Translation of assets and liabilities denominated in foreign currencies .................................            185
                                                                                                              -------------
      Net change in unrealized appreciation (depreciation) ................................................    130,915,486
                                                                                                              -------------
Net realized and unrealized gain (loss) ...................................................................    183,121,192
                                                                                                              -------------
Net increase (decrease) in net assets resulting from operations ...........................................   $192,435,273
                                                                                                              =============

                     Semiannual Report | See notes to financial statements. | 21

Franklin Real Estate Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS

for the six months ended October 31, 2004 (unaudited) and the year ended April 30, 2004

                                                                                      -------------------------------------
                                                                                      FRANKLIN REAL ESTATE SECURITIES FUND
                                                                                      -------------------------------------
                                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                                       OCTOBER 31, 2004     APRIL 30, 2004
                                                                                      -------------------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income ..............................................................      $  9,314,081        $ 18,847,476
Net realized gain (loss) from investments and foreign
 currency transactions .............................................................        52,205,706          35,462,622
Net unrealized appreciation (depreciation) on investments and translation
   of assets and liabilities denominated in foreign currencies .....................       130,915,486          95,155,991
                                                                                      -------------------------------------
      Net increase (decrease) in net assets resulting from operations ..............       192,435,273         149,466,089
 Distributions to shareholders from:
 Net investment income:
  Class A ..........................................................................        (7,471,959)        (15,989,316)
  Class B ..........................................................................          (542,537)         (1,287,641)
  Class C ..........................................................................        (1,400,123)         (3,522,515)
  Advisor Class ....................................................................          (644,135)         (1,157,863)
                                                                                      -------------------------------------
 Total distributions to shareholders ...............................................       (10,058,754)        (21,957,335)
 Capital share transactions (Note 2):
  Class A ..........................................................................       (51,795,974)         38,021,381
  Class B ..........................................................................           213,869           6,862,038
  Class C ..........................................................................        (1,534,084)         11,024,456
  Advisor Class ....................................................................        (8,571,788)          7,778,430
                                                                                      -------------------------------------
 Total capital share transactions ..................................................       (61,687,977)         63,686,305
 Redemption fees ...................................................................             1,501                  --
                                                                                      -------------------------------------
      Net increase (decrease) in net assets ........................................       120,690,043         191,195,059
Net assets
 Beginning of period ...............................................................       797,266,673         606,071,614
                                                                                      -------------------------------------
 End of period .....................................................................      $917,956,716        $797,266,673
                                                                                      =====================================
Undistributed net investment income included in net assets:
 End of period .....................................................................      $     65,121        $    809,794
                                                                                      =====================================

22 | See notes to financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company of 1940. The Fund seeks to maximize total return by investing at least 80% of its net assets in securities of companies in the real estate industry, including equity real estate investment trusts (REITS). The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities (including restricted securities) will be valued at fair value. Investments in open-end mutual funds are valued at the closing net asset value. All security valuation procedures are approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

                                                          Semiannual Report | 23

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital as noted in the Statement of Changes in Net Assets.

24 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                        ---------------------------------------------------------------------
                                               SIX MONTHS ENDED                         YEAR ENDED
                                               OCTOBER 31, 2004                       APRIL 30, 2004
                                        ---------------------------------------------------------------------
                                          SHARES              AMOUNT            SHARES            AMOUNT
                                        ---------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ..........................  3,575,831        $  82,713,659       9,230,389        $ 191,433,534
 Shares issued in reinvestment of
  distributions .......................    302,158            6,777,558         728,989           14,577,701
 Shares redeemed ...................... (6,306,005)        (141,287,191)     (8,232,023)        (167,989,854)
                                        ---------------------------------------------------------------------
 Net increase (decrease) .............. (2,428,016)       $ (51,795,974)      1,727,355        $  38,021,381
                                        =====================================================================
CLASS B SHARES:
 Shares sold ..........................    251,461        $   5,818,742         759,546        $  15,535,001
 Shares issued in reinvestment of
  distributions .......................     21,139              471,884          56,562            1,125,375
 Shares redeemed ......................   (273,374)          (6,076,757)       (477,595)          (9,798,338)
                                        ---------------------------------------------------------------------
 Net increase (decrease) ..............       (774)       $     213,869         338,513        $   6,862,038
                                        =====================================================================

                                                          Semiannual Report | 25

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        ---------------------------------------------------------------------
                                               SIX MONTHS ENDED                         YEAR ENDED
                                               OCTOBER 31, 2004                       APRIL 30, 2004
                                        ---------------------------------------------------------------------
                                          SHARES              AMOUNT            SHARES            AMOUNT
                                        ---------------------------------------------------------------------
CLASS C SHARES:
 Shares sold ..........................    577,063         $ 13,194,448       1,880,843        $  38,530,037
 Shares issued in reinvestment of
  distributions .......................     55,056            1,220,829         154,537            3,059,609
 Shares redeemed ......................   (719,294)         (15,949,361)     (1,508,306)         (30,565,190)
                                        ---------------------------------------------------------------------
 Net increase (decrease) ..............    (87,175)        $ (1,534,084)        527,074        $  11,024,456
                                        =====================================================================
ADVISOR CLASS SHARES:
 Shares sold ..........................     69,934         $  1,575,566         502,936        $  10,591,257
 Shares issued in reinvestment of
  distributions .......................     26,825              603,728          54,494            1,095,771
 Shares redeemed ......................   (450,847)         (10,751,082)       (188,212)          (3,908,598)
                                        ---------------------------------------------------------------------
 Net increase (decrease) ..............   (354,088)        $ (8,571,788)        369,218        $   7,778,430
                                        =====================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

----------------------------------------------------------------------------------------
  ENTITY                                                           AFFILIATION
----------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                               Investment manager
  Franklin Templeton Services, LLC (FT Services)                   Administrative manager
  Franklin/Templeton Distributors, Inc. (Distributors)             Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE        AVERAGE NET ASSETS
--------------------------------------------------------------------------------
        .625%                First $100 million
        .500%                Over $100 million, up to and including $250 million
        .450%                Over $250 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

26 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to .25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 Plan. Under the Class A distribution plan, costs exceeding the maximum for the current year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors have advised the Fund of the following commission transactions related to the sale of the Fund's shares for the year:

Sales charges received ...............................  $117,442
Contingent deferred sales charges retained ...........  $ 62,717

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $1,070,767, of which $476,311 was paid to Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2004, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At October 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments                                         $642,167,532
                                                            -------------
Unrealized appreciation                                     $297,716,832
                                                            -------------
Unrealized depreciation                                       (1,122,007)
                                                            -------------
Net unrealized appreciation (depreciation)                  $296,594,825
                                                            -------------

                                                          Semiannual Report | 27

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended October 31, 2004 aggregated $183,045,227 and $244,278,649, respectively.

7. RESTRICTED SECURITIES

At October 31, 2004, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At October 31, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

------------------------------------------------------------------------------------------------------------------------
                                                                        ACQUISITION
      SHARES    ISSUER                                                    DATE               COST               VALUE
------------------------------------------------------------------------------------------------------------------------
      100,000   Northstar Capital Investment Corp., 144A                 1/16/98         $ 1,993,250        $ 1,350,000
    1,073,000   Provident Senior Living Trust, 144A                      7/26/04          16,095,000         16,095,000
                                                                                                            ------------
  TOTAL RESTRICTED SECURITIES (1.9% OF NET ASSETS)                                                          $17,445,000
                                                                                                            ============

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

28 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

9. REGULATORY MATTERS

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS
A. INVESTIGATIONS

As part of various investigations by the Securities and Exchange Commission ("SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, Inc. ("NASD") relating to certain practices in the mutual fund industry, including late trading, market timing and market support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees provided documents and information in response to these requests and subpoenas. In addition, the Company has responded, and in one instance, is currently responding to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

Franklin Templeton Investments Corp. ("FTIC"), a Company subsidiary and the investment manager of Franklin Templeton's Canadian mutual funds, has been cooperating with and responding to requests for information from the Ontario Securities Commission (the "OSC") relating to the OSC's review of frequent trading practices within the Canadian mutual fund industry. On December 10, 2004, FTIC received a letter indicating that the staff of the OSC is contemplating enforcement proceedings against FTIC before the OSC. In its letter, the OSC staff expressed the view that, over the period of February 1999 to February 2003, there were certain accounts that engaged in a frequent trading market timing strategy in certain funds being managed by FTIC. The letter also gave FTIC the opportunity to respond to the issues raised in the letter and to provide the OSC staff with additional information relevant to these matters. The Company expects to enter into discussions with the OSC staff in an effort to resolve the issues raised in the OSC's review. The Company cannot predict the likelihood of whether those discussions will result in a settlement, or the terms of any such settlement.

On December 9, 2004, the staff of the NASD informed the Company that it has made a preliminary determination to recommend a disciplinary proceeding against Franklin/Templeton Distributors, Inc. ("FTDI"), alleging that FTDI violated certain NASD rules by the use of directed brokerage commissions to pay for sales and marketing support. FTDI has also received

                                                          Semiannual Report | 29

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

9. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)
A. INVESTIGATIONS (CONTINUED)

a separate letter from the NASD staff advising FTDI of the NASD staff's preliminary determination to recommend a disciplinary proceeding against FTDI alleging violation of certain NASD rules relating to FTDI's Top Producers program. The Company believes that any such charges are unwarranted.

B. SETTLEMENTS

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc. reached an agreement with the SEC that resolved the issues resulting from the SEC's investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to the administrative complaint filed on February 4, 2004. The administrative complaint concerned one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statement of Fact"

30 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

9. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)
B. SETTLEMENTS (CONTINUED)

and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that FTDI reached an agreement with the California Attorney General's Office ("CAGO"), resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. The Company believes that the settlement of the CAGO matter is in the best interest of the Company and its fund shareholders. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to Franklin Templeton funds and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Order").

The Company believes that the settlement of this matter is in the best interest of the Company and its fund shareholders. Under the terms of the Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional

                                                          Semiannual Report | 31

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

9. REGULATORY MATTERS (CONTINUED)

GOVERNMENTAL INVESTIGATIONS AND SETTLEMENTS (CONTINUED)
B. SETTLEMENTS (CONTINUED)

disclosures in the funds' Prospectuses and Statements of Additional Information. The Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS

The Trust, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Various subsidiaries of Franklin Resources, Inc., as well as certain funds managed by those subsidiaries, have also been named in multiple lawsuits filed in state courts in Illinois. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or the Company. Additionally, FTIC was recently served with a class action market timing complaint in Quebec, Canada.

In addition, the Company, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of the funds' shareholders.

32 | Semiannual Report
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Franklin Real Estate Securities Trust

SHAREHOLDER INFORMATION

FRANKLIN REAL ESTATE SECURITIES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

                                                          Semiannual Report | 33
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Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet
  Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 5, 6
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 10

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders and select retirement plans. 3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

11/04     Not part of the semiannual report
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FRANKLIN(R) TEMPLETON(R)
    INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN REAL ESTATE
SECURITIES FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

192 S2004 12/04


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    December 16, 2004